Financing receivables, net - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of investments	$ 0	$ 93,632	$ 6,186
Impairment Charges in General and Administrative Expenses	(45)	(70)	676
Allowance for expected credit loss	0	0
Allowance for expected credit loss on financing receivables	18,556	20,317	$ 30,114
Total financing receivables	0	0
Micro-credit personal loans
Financing Receivables, Non-accrual Status	$ 18,556	20,317
Corporate loans
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay				$ 2,416
Impairment of investments				$ 10,430
Financing receivables, gross		30,607
Allowance for expected credit loss on financing receivables		10,430
Total financing receivables		$ 20,177